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             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:

    Alliance Global Dollar Government Fund, Inc.
    1345 Avenue of the Americas
    New York, NY  10105

2. Name of each series or class of funds for which this notice is filed:

    Alliance Global Dollar Government Fund, Inc. (Class A, Class
    B and Class C shares)

3.  Investment Company Act File Number:

    811-08188

    Securities Act File Number:

    33-72460

4.  Last day of fiscal year for which this notice is filed:

    August 31, 1996

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                             [  ]

6.  Date of termination of issuer's declaration under rule 24f-
    2(a)(1), if applicable (see instruction A.6):

    Not applicable.

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:





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    None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    None

9. Number and aggregate sale price of securities sold during the fiscal year:

    6,060,793  ($55,448,431)

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:

    6,060,793  ($55,448,431)

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

    319,187  ($2,902,410)

12. Calculation of registration fee:

         (i)  Aggregate sale price of
              securities sold during the
              fiscal year in reliance on
              rule 24f-2 (from Item 10):              $55,448,431
                                                      ___________

        (ii)  Aggregate price of shares
              issued in connection with
              dividend reinvestment
              plans (from Item 11, if
              applicable):                             +2,902,410
                                                       __________


       (iii)  Aggregate price of shares
              redeemed or repurchased
              during the fiscal year (if
              applicable):                            -42,331,090
                                                      ___________





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        (iv)  Aggregate price of shares
              redeemed or repurchased
              and previously applied as
              a reduction to filing fees
              pursuant to rule 24e-2 (if
              applicable):                             +  -0-
                                                      ___________

         (v)  Net aggregate price of
              securities sold and issued
              during the fiscal year in
              reliance on rule 24f-2
              [line (i), plus line (ii),
              less line (iii), plus line
              (iv)] (if applicable):                   16,019,751
                                                       __________

        (vi)  Multiplier prescribed by
              Section 6(b) of the
              Securities Act of 1933 or
              other applicable law or
              regulation (see                                 1
                                                           ______
              instruction C.6):                            x 3300
                                                           ______

       (vii)  Fee due [line (i) or line
              (v) multiplied by line
              (vi)]:                                    $4,854.47
                                                         ========

Instruction: Issuers should complete line (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

    13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                              [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

October 25, 1996






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                            SIGNATURE

    Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of l940, Alliance Global Dollar Government Fund, Inc. has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 24th day of October, 1996.

              Alliance Global Dollar Government Fund, Inc.


              By /s/ Andrew L. Gangolf
                     Andrew L. Gangolf
                     Assistant Secretary




































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00250161.AK9





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                      SEWARD & KISSEL
                  One Battery Park Plaza
                 New York, New York 10004

                Telephone No: 212-574-1200
                Facsimile No: 212-480-8421




                                  October 30, 1996




Alliance Global Dollar Government
  Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105


Dear Sirs:

         We have acted as counsel for Alliance Global Dollar Government Fund, Inc., a Maryland corporation (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, to report the sale of 6,060,793 shares of common stock of the Company, par value $.001 per share, during the fiscal year of the Company ended August 31, 1996, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

         As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 6,060,793 shares so sold in reliance upon Rule
24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of common stock of the Company under the laws of the State of Maryland.





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00250161.AK9





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Alliance Global Dollar         2            October 30, 1996
  Government Fund, Inc.



         Our opinion above stated is expressed as members of the bar of the State of New York.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.

                                  Very truly yours,

                                  /s/ Seward & Kissel






































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